Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended	105 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000194063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.88%	3.68%	3.45%
C000194065
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000194066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000241878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	19.85%	10.57%		9.38%
C000241877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000241880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	16.20%	5.97%			6.41%
C000241881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	20.70%	6.33%			6.19%
C000241879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000194063
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%	4.37%	3.95%
Without Sales Load [Member] | C000194065
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	4.62%	4.18%
Without Sales Load [Member] | C000194066
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%	4.63%	4.18%
Without Sales Load [Member] | C000241878
Average Annual Return [Line Items]
Average Annual Return, Percent	26.45%	11.78%		10.05%
Without Sales Load [Member] | C000241877
Average Annual Return [Line Items]
Average Annual Return, Percent	26.81%	11.88%		10.11%
Without Sales Load [Member] | C000241880
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	7.12%			6.99%
Without Sales Load [Member] | C000241881
Average Annual Return [Line Items]
Average Annual Return, Percent	21.70%	6.33%			6.19%
Without Sales Load [Member] | C000241879
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	7.41%			7.26%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	1.74%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	1.74%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	1.74%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	32.43%	13.03%		11.58%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	32.43%	13.03%		11.58%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	32.43%	13.03%			10.07%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	32.43%	13.03%			10.07%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	32.43%	13.03%			10.07%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	9.59%	5.74%	5.27%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	9.59%	5.74%	5.27%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	9.59%	5.74%	5.27%
EATON VANCE Index: MSCI World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Average Annual Return, Percent	24.87%	8.99%			7.98%
EATON VANCE Index: MSCI World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Average Annual Return, Percent	24.87%	8.99%			7.98%
EATON VANCE Index: MSCI World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Average Annual Return, Percent	24.87%	8.99%			7.98%